OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Detailed disclosure of other current assets

		As at December 31
(In millions of dollars)	Note	2024	2023

Prepaid expenses		304	321
Current portion of deferred commission costs	6	417	341
Income tax receivable		—	274
Other		128	266

Total other current assets		849	1,202